ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
Organization And Principal Activities
ORGANIZATION AND PRINCIPAL ACTIVITIES

1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Organization and reorganization

CL Workshop Group Limited (the “Company” or the “Group”) was incorporated in the British Virgin Islands on September 22, 2011. The registered office of the Company is 4th Floor, Water’s Edge Building, Meridian Plaza, Road Town, Tortola, VG1110, British Virgin Islands. The principal place of business of the Company is Avenida da Amizade n.o1287, Chong Fok Centro Comercial, 13 E Macau S.A.R.

Pursuant to a proposal approved at the annual general meeting of the Company held on December 16, 2025, the shareholders have approved the Company’s name be changed from “Nature Wood Group Limited” to “CL Workshop Group Limited” and the Company’s foreign name is to be changed from “大自然林業集團有限公司” to “刺梨工坊公司”. The change has become effective on December 18, 2025.

The Group’s principal subsidiaries, as of the date of this report, are set out below:

Percentage of effective ownership
Name	Date of incorporation	December 31, 2025	December 31, 2024	Place of incorporation	Principal activities
		%	%
Swift Top Capital Resources Limited	November 20, 2012	100	100	Hong Kong	Trading of logs
Parquet Nature (France) S.A.R.L.	August 21, 2012	100	100	France	Trading of logs
Choi Chon Investment Company Limited	March 12, 2015	100	100	Macau	Trading of wood products
South American Wood S.A.C.	December 16, 2019	100	100	Peru	Trading of wood products
Nature Carbon Peru S.A.C.	May 6, 2025	100	-	Peru	Trading of wood products

Principal activities

The Company is an investment holding company. The principal activities of the Company are conducted through its subsidiaries which are in the business of trading of wood products and logs. The Company is headquartered in Macau and conducts its primary operations through its significant direct and indirectly held subsidiaries that are incorporated and domiciled in Peru, France, Macau and Hong Kong.